Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans in 2012:

2012
Total shares in treasury at beginning of year	3,915,144
Total cost	57
Shares acquired under repurchase program	1,843,694
Average price in $ per share	21.70
Amount paid	40
Shares delivered	3,032,838
Average price in $ per share	12.97
Amount received	15
Total shares in treasury at end of year	2,726,000
Total cost	58